Consolidated Income Statements - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Profit or loss [abstract]
Revenues		$ 25,002	$ 25,448	$ 48,801	$ 48,984
Cost of sales		(14,194)	(14,629)	(27,565)	(28,274)
Gross profit		$ 10,808	$ 10,819	$ 21,236	$ 20,710
Gross margin %		43.20%	42.50%	43.50%	42.30%
Other operating income		$ 24	$ 26	$ 48	$ 49
Research & development expenses		(1,419)	(1,322)	(2,691)	(2,651)
Selling, general and administrative expenses		(7,358)	(7,561)	(14,298)	(14,588)
Indirect share based payments		(329)	(130)	(763)	(380)
Operating profit		1,726	1,832	3,532	3,140
Financial income		196	196	401	373
Financial expenses		(1,158)	(1,169)	(2,317)	(2,339)
Net financing expense		(962)	(973)	(1,916)	(1,966)
Profit before tax & non-cash items		764	859	1,616	1,174
Income tax expense		(158)	(176)	(290)	(275)
Profit after tax before non-cash items		606	683	1,326	899
Non-cash financial (expense) / income		(12)	219	(354)	1,249
Profit after tax and non-cash items		$ 594	$ 902	$ 972	$ 2,148
Earnings per ADR (US cents)		$ 2.8	$ 4.1	$ 4.7	$ 9.8
Earnings per ADR excluding non-cash financial (expense) / income (US cents)		2.9	3.1	6.3	4.1
Diluted earnings per ADR (US cents)	[1]	$ 6.7	$ 6.8	$ 13.9	$ 11.7
Weighted average no. of ADRs used in computing basic earnings per ADR		20,901,703	21,847,528	20,904,777	21,974,369
Weighted average no. of ADRs used in computing diluted earnings per ADR		26,157,644	27,104,994	26,166,077	27,231,931

[1]	Under IAS 33 Earnings per Share, diluted earnings per share cannot be anti-dilutive. In a reporting period where it is anti-dilutive, diluted earnings per ADR should be constrained to equal basic earnings per ADR.